Average Annual Total Returns - VIPInternationalIndexPortfolio-InitialServiceService2PRO - VIPInternationalIndexPortfolio-InitialServiceService2PRO - VIP International Index Portfolio	Apr. 30, 2025
VIP International Index Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	5.11%
Past 5 years	4.10%
Since Inception	3.64%	[1]
VIP International Index Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	4.82%
Past 5 years	3.83%
Since Inception	3.38%	[2]
VIP International Index Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	5.01%
Past 5 years	4.00%
Since Inception	4.91%	[3]
MS112
Average Annual Return:
Past 1 year	5.72%
Past 5 years	4.27%
Since Inception	3.78%
IXYSU
Average Annual Return:
Past 1 year	5.70%
Past 5 years	4.53%
Since Inception	4.10%

[1]	A From April 17, 2018 .
[2]	C From April 17, 2018 .
[3]	B From April 11, 2019 .